Prepayment and Other Current Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current:
Deposits & Prepayment		$ 370,370	$ 394,078
Deferred IPO Cost	[1]	2,039,513
Other Receivables		257,283	31,562
Total current prepayment and other assets		2,667,166	425,649
Non-current:
Prepayment, non-current		18,656
Total prepayment and other assets		$ 2,685,822	$ 425,649

[1]	the balance of deferred IPO cost includes legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filling and print related costs, exchange listing costs, and road show related costs and other offering costs directly attributable to the Company’s initial public offering. It was subsequently charged against the gross proceeds from the Company’s initial public offering completed on April 22, 2024 as a reduction of share capital.